Customer deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer deposits
Advances for real estate properties	$ 1,279,142,157	$ 1,866,575,083
Add: increase in revenue recognized in excess of amounts received from customers	0	0
Less: recognized as progress billings	(539,128,802)	(586,058,078)
Customer deposits	$ 740,013,355	$ 1,280,517,005
Minimum
Customer deposits
Customer deposits backed by mortgage loans, percentage	40.00%
Maximum
Customer deposits
Customer deposits backed by mortgage loans, percentage	80.00%